KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—91.0%
Communication Services—2.5%
Autohome, Inc. ADR	344,151	$25,983
ZoomInfo Technologies, Inc. Class A(1)	385,666	19,681
		45,664

Consumer Discretionary—15.0%
Domino’s Pizza, Inc.	77,929	28,790
GSX Techedu, Inc. ADR(1)	511,732	30,699
MercadoLibre, Inc.(1)	85,543	84,326
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	130,393	16,981
Pool Corp.	147,540	40,112
Ross Stores, Inc.	314,962	26,847
Trip.com Group Ltd. ADR(1)	822,658	21,323
Wynn Resorts Ltd.	302,194	22,511
		271,589

Consumer Staples—7.0%
Brown-Forman Corp. Class B	418,446	26,638
Freshpet, Inc.(1)	428,108	35,816
Grocery Outlet Holding Corp.(1)	465,253	18,982
McCormick & Co., Inc.	118,993	21,349
Monster Beverage Corp.(1)	350,857	24,321
		127,106

Financials—7.2%
Goosehead Insurance, Inc. Class A(1)	475,194	35,716
MarketAxess Holdings, Inc.	105,745	52,970
SEI Investments Co.	349,370	19,208
T. Rowe Price Group, Inc.	185,616	22,923
		130,817

Health Care—10.9%
Elanco Animal Health, Inc.(1)	787,970	16,902
HealthEquity, Inc.(1)	483,625	28,374
IDEXX Laboratories, Inc.(1)	63,830	21,074
Illumina, Inc.(1)	39,761	14,726
Mettler-Toledo International, Inc.(1)	16,457	13,257
Silk Road Medical, Inc.(1)	400,676	16,784
Teladoc Health, Inc.(1)	279,448	53,330
Zoetis, Inc.	235,128	32,222
		196,669

Industrials—13.6%
CoStar Group, Inc.(1)	44,519	31,638
Equifax, Inc.	203,966	35,058
Fair Isaac Corp.(1)	132,923	55,567
Kansas City Southern	162,826	24,308
Rollins, Inc.	545,160	23,110
Roper Technologies, Inc.	60,130	23,346
SiteOne Landscape Supply, Inc.(1)	468,353	53,378
		246,405

	Shares	Value

Information Technology—34.8%
Amphenol Corp. Class A	291,481	$27,927
Avalara, Inc.(1)	518,561	69,015
Bill.com Holdings, Inc.(1)	606,034	54,670
Coupa Software, Inc.(1)	78,137	21,647
Datadog, Inc. Class A(1)	408,056	35,481
DocuSign, Inc.(1)	348,330	59,986
Dynatrace, Inc.(1)	583,044	23,672
Fidelity National Information Services, Inc.	165,950	22,252
FleetCor Technologies, Inc.(1)	102,235	25,715
Gartner, Inc.(1)	97,588	11,840
Okta, Inc.(1)	257,321	51,523
Paycom Software, Inc.(1)	168,889	52,310
Slack Technologies, Inc. Class A(1)	620,619	19,295
Square, Inc. Class A(1)	212,680	22,319
Teradyne, Inc.	342,876	28,976
Trade Desk, Inc. (The) Class A(1)	196,934	80,054
Workday, Inc. Class A(1)	127,615	23,910
		630,592

Total Common Stocks (Identified Cost $1,181,212)		1,648,842

Total Long-Term Investments—91.0% (Identified Cost $1,181,212)		1,648,842

Short-Term Investment—8.6%
Money Market Mutual Fund—8.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.085%)(2)	155,980,969	155,981
Total Short-Term Investment (Identified Cost $155,981)		155,981

TOTAL INVESTMENTS—99.6% (Identified Cost $1,337,193)		$1,804,823
Other assets and liabilities, net—0.4%		7,033
NET ASSETS—100.0%		$1,811,856

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
China	5
Total	100%
† % of total investments as of June 30, 2020.
See Notes to Schedule of Investments

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,648,842	$1,648,842
Money Market Mutual Fund	155,981	155,981
Total Investments	$1,804,823	$1,804,823
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2020.
Securities held by the Fund with an end of period value of $54,670 were transferred from Level 3 to Level 1 due to a market listing.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$4,348	$4,348
Realized gain (loss)	—(a)	—(a)
Change in unrealized appreciation (depreciation)(b)	31,700	31,700
Purchases	18,622	18,622
Transfers from Level 3(c)	(54,670)	(54,670)
Balance as of June 30, 2020	$—	$—
(a) Amount less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $31,700
(c) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

KAR MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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